Derivative financial instruments (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	£ 23,059	£ 817
Derivative financial instruments, liabilities	(81)	(5,734)
Derivative financial instruments, non-current assets	16,462	499
Derivative financial instruments, non-current liabilities	(49)	(5,472)
Derivative financial instruments, current assets	6,597	318
Derivative financial instruments, current liabilities	(32)	(262)
Interest rate swap | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	2,458
Derivative financial instruments, non-current assets	2,458
Embedded foreign exchange derivatives | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	20,286	809
Derivative financial instruments, non-current assets	13,786	499
Forward foreign exchange contracts | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	315	8
Derivative financial instruments, non-current assets	218
Interest rate swap | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities		(5,121)
Derivative financial instruments, non-current liabilities		(5,121)
Embedded foreign exchange derivatives | At fair value through profit and loss:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities		(527)
Derivative financial instruments, non-current liabilities		(351)
Forward foreign exchange contracts | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities		(28)
Forward foreign exchange contracts | At fair value through profit and loss:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	(81)	£ (58)
Derivative financial instruments, non-current liabilities	£ (49)